Subsequent events	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

On January 30, 2026, AiRWA Inc. (the “Company” or “AiRWA”) entered into a share purchase agreement (the “Share Purchase Agreement”) with various sellers (the “Sellers”) to acquire all the share capital of Aberfeldy Holdings Limited (the “Target” or “Aberfeldy”), a Seychelles holding company owning 100% of 26 Rafael Sdn. Bhd., a Malaysian operating company (the “Target Subsidiary”), for $140,000,000 (the “Consideration”), payable in cash (the “Transaction”).

The Target Subsidiary is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Its services are tailored to specialist industries such as healthcare, industrial manufacturing and autonomous driving. The Target Subsidiary recorded approximately $27 million of revenue over its most recent financial year.

Pursuant to the Share Purchase Agreement, The Target Company agreed to purchase, and the Sellers agreed to sell, 10,000 ordinary shares of the Target, representing all of the issued and outstanding ordinary shares of the Target, for the Consideration. The Transaction closed on January 30, 2026.

Note 15 – Subsequent events

On January 30, 2026, AiRWA Inc. (the “Company” or “AiRWA”) entered into a share purchase agreement (the “Share Purchase Agreement”) with various sellers (the “Sellers”) to acquire all the share capital of Aberfeldy Holdings Limited (the “Target” or “Aberfeldy”), a Seychelles holding company owning 100% of 26 Rafael Sdn. Bhd., a Malaysian operating company (the “Target Subsidiary”), for $140,000,000 (the “Consideration”), payable in cash (the “Transaction”).

The Target Subsidiary is an AI-specialist company providing end-to-end full-cycle services designed to empower enterprises to transition seamlessly from raw data to intelligent applications. Its business is structured around five interconnected AI-related modules, together forming a closed-loop system in which data generation, model refinement, and operational feedback continuously reinforce one another. Its services are tailored to specialist industries such as healthcare, industrial manufacturing and autonomous driving. The Target Subsidiary recorded approximately $27 million of revenue over its most recent financial year.

Pursuant to the Share Purchase Agreement, The Target Company agreed to purchase, and the Sellers agreed to sell, 10,000 ordinary shares of the Target, representing all of the issued and outstanding ordinary shares of the Target, for the Consideration. The Transaction closed on January 30, 2026.